UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22982

Eaton Vance NextShares Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Stock NextShares (EVSTC)

Listing Exchange:  The NASDAQ Stock Market LLC

Semiannual Report

June 30, 2016

NextSharesTM is a trademark of NextShares Solutions LLC. Used with permission.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objectives, risks, charges and expenses. This and other important information is contained in the prospectus and summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

Stock NextShares

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	22

Officers and Trustees	25

Important Notices	26

Eaton Vance

Stock NextShares

June 30, 2016

Performance1,2

Portfolio Manager Charles B. Gaffney

% Cumulative Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	02/25/2016	—	—	—	7.31%
Fund at Market Price	—	—	—	—	7.35
S&P 500 Index	—	3.84%	3.99%	12.09%	9.59%

% Total Annual Operating Expense Ratios[3]
Gross					0.83%
Net					0.65

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Alphabet, Inc., Class C	4.1%

Johnson & Johnson	3.2

Wells Fargo & Co.	3.1

Verizon Communications, Inc.	3.0

Apple, Inc.	2.8

General Electric Co.	2.6

Lowe’s Cos., Inc.	2.3

Chubb, Ltd.	2.3

PepsiCo, Inc.	2.3

United Technologies Corp.	2.3

Total	28.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested, and are net of management fees and other expenses. Market price returns are based on the Fund’s price at the close of market trading. If you trade your shares at another time during the day, your return may differ. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

2

Eaton Vance

Stock NextShares

June 30, 2016

Endnotes and Additional Disclosures

[1]

Shares of NextShares funds are traded in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. Buyers and sellers of shares normally transact with each other, rather than with the fund. Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares do not have an operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through authorized participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. The basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with substantially the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Stock NextShares

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The actual Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 25, 2016 – June 30, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/25/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (2/25/16 – 6/30/16)		Annualized Expense Ratio

Actual*
	$1,000.00	$1,073.10	$2.34	***	0.65%

*     The Fund had not commenced operations on January 1, 2016. Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 127/366 (to reflect the period from commencement of operations on February 25, 2016 to June 30, 2016). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on February 25, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16 – 6/30/16)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
	$1,000.00	$1,021.60	$3.27	***	0.65%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on February 25, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Stock NextShares

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Investment in Stock Portfolio, at value (identified cost, $9,942,706)	$10,216,248
Receivable for Fund shares sold	1,073,139
Receivable from affiliate	6,215
Total assets	$11,295,602

Liabilities
Payable to affiliate:
Operations agreement fee	$372
Accrued expenses	27,373
Total liabilities	$27,745
Net Assets	$11,267,857

Sources of Net Assets
Paid-in capital	$11,046,577
Accumulated net realized loss from Portfolio	(80,153)
Accumulated undistributed net investment income	27,891
Net unrealized appreciation from Portfolio	273,542
Total	$11,267,857

Net Asset Value Per Share
($11,267,857 ÷ 525,000 shares issued and outstanding)	$21.46

5	See Notes to Financial Statements.

Eaton Vance

Stock NextShares

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Period Ended June 30, 2016(1)
Dividends allocated from Portfolio (net of foreign taxes, $450)	$39,922
Interest allocated from Portfolio	194
Expenses allocated from Portfolio	(12,225)
Total investment income from Portfolio	$27,891

Expenses
Operations agreement fee (Note 3)	$931
Custodian fee	2,057
Transfer and dividend disbursing agent fees	7,487
Legal and accounting services	10,210
Printing and postage	1,264
Registration fees	868
Listing fee	7,278
Intraday pricing fee	1,706
Miscellaneous	522
Total expenses	$32,323
Deduct —
Allocation of expenses to affiliate	$32,323
Total expense reductions	$32,323

Net expenses	$0

Net investment income	$27,891

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(79,993)
Foreign currency transactions	(160)
Net realized loss	$(80,153)
Change in unrealized appreciation (depreciation) —
Investments	$273,546
Foreign currency	(4)
Net change in unrealized appreciation (depreciation)	$273,542

Net realized and unrealized gain	$193,389

Net increase in net assets from operations	$221,280

(1)	For the period from the start of business, February 25, 2016, to June 30, 2016.

6	See Notes to Financial Statements.

Eaton Vance

Stock NextShares

June 30, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended June 30, 2016 (Unaudited) (1)
From operations —
Net investment income	$27,891
Net realized loss from investment and foreign currency transactions	(80,153)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	273,542
Net increase in net assets from operations	$221,280
Transactions in Fund shares —
Proceeds from sale of shares	$11,044,846
Transaction fees	788
Net increase in net assets from Fund share transactions	$11,045,634
Other capital —
Portfolio transaction fee contributed to Portfolio	$(744)
Portfolio transaction fee allocated from Portfolio	1,687
Net increase in net assets from other capital	$943

Net increase in net assets	$11,267,857

Net Assets
At beginning of period	$—
At end of period	$11,267,857

Accumulated undistributed net investment income included in net assets
At end of period	$27,891

Changes in shares outstanding
Shares outstanding, beginning of period	—
Shares sold	525,000
Shares outstanding, end of period	525,000

(1)	For the period from the start of business, February 25, 2016, to June 30, 2016.

7	See Notes to Financial Statements.

Eaton Vance

Stock NextShares

June 30, 2016

Financial Highlights

	Period Ended June 30, 2016 (Unaudited) (1)
Net asset value — Beginning of period	$20.000

Income (Loss) From Operations
Net investment income(2)	$0.108
Net realized and unrealized gain	1.352

Total income from operations	$1.460

Net asset value — End of period	$21.460

Total Return on Net Asset Value(3)	7.31	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,268
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.65	%(6)(7)
Net investment income	1.48	%(6)
Portfolio Turnover of the Portfolio	64	%(4)(8)

(1)	For the period from the start of business, February 25, 2016, to June 30, 2016.

(2)	Computed using average shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.72% of average daily net assets for the period ended June 30, 2016). Absent this reimbursement, total return would be lower.

(8)	For the Portfolio’s six months ended June 30, 2016.

8	See Notes to Financial Statements.

Eaton Vance

Stock NextShares

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Stock NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund commenced operations on February 25, 2016. The Fund invests all of its investable assets in interests in Stock Portfolio (the Portfolio), a Massachusetts business trust having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (1.9% at June 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

9

Eaton Vance

Stock NextShares

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $500 million and is payable monthly. On Direct Assets of $500 million and over, the annual fee is reduced. For the period ended June 30, 2016, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the period ended June 30, 2016, the operations agreement fee amounted to $931 or 0.05% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% of the Fund’s average daily net assets through April 30, 2017. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $32,323 in total of the Fund’s operating expenses for the period ended June 30, 2016.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the period ended June 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $9,997,973 and $3,948, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1 of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as other capital on the Statement of Changes in Net Assets.

5  Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as transaction fees on the Statement of Changes in Net Assets.

10

Stock Portfolio

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value

Aerospace & Defense — 4.7%
Hexcel Corp.	66,727	$2,778,512
Raytheon Co.	72,543	9,862,221
United Technologies Corp.	119,584	12,263,339

		$24,904,072

Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The)	103,396	$2,653,141

		$2,653,141

Banks — 5.4%
First Republic Bank	40,000	$2,799,600
U.S. Bancorp	242,262	9,770,427
Wells Fargo & Co.	347,676	16,455,505

		$29,025,532

Beverages — 2.3%
PepsiCo, Inc.	115,878	$12,276,115

		$12,276,115

Biotechnology — 3.1%
Celgene Corp.(1)	22,035	$2,173,312
Gilead Sciences, Inc.	136,336	11,373,149
Incyte Corp.(1)	15,976	1,277,761
Vertex Pharmaceuticals, Inc.(1)	21,496	1,849,086

		$16,673,308

Chemicals — 1.4%
Monsanto Co.	25,598	$2,647,089
RPM International, Inc.	94,856	4,738,057

		$7,385,146

Commercial Services & Supplies — 0.9%
Tyco International PLC	111,008	$4,728,941

		$4,728,941

Containers & Packaging — 1.3%
International Paper Co.	169,030	$7,163,491

		$7,163,491

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	54,646	$7,912,194

		$7,912,194

Security	Shares	Value

Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.	282,911	$15,797,750

		$15,797,750

Electric Utilities — 1.9%
NextEra Energy, Inc.	78,280	$10,207,712

		$10,207,712

Electrical Equipment — 0.9%
Hubbell, Inc.	46,087	$4,860,796

		$4,860,796

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	74,136	$5,862,675

		$5,862,675

Food & Staples Retailing — 2.0%
Kroger Co. (The)	234,592	$8,630,640
Sprouts Farmers Market, Inc.(1)	91,942	2,105,472

		$10,736,112

Food Products — 3.0%
Blue Buffalo Pet Products, Inc.(1)	67,000	$1,563,780
General Mills, Inc.	55,530	3,960,400
Pinnacle Foods, Inc.	227,957	10,552,129

		$16,076,309

Health Care Equipment & Supplies — 2.0%
Zimmer Biomet Holdings, Inc.	87,706	$10,558,048

		$10,558,048

Health Care Providers & Services — 2.6%
Humana, Inc.	24,019	$4,320,538
McKesson Corp.	51,345	9,583,544

		$13,904,082

Household Durables — 2.3%
Helen of Troy, Ltd.(1)	26,474	$2,722,586
Newell Brands, Inc.	196,230	9,530,891

		$12,253,477

Industrial Conglomerates — 2.6%
General Electric Co.	433,217	$13,637,671

		$13,637,671

11	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 4.3%
American Financial Group, Inc.	142,471	$10,532,881
Chubb, Ltd.	95,142	12,436,011

		$22,968,892

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.(1)	13,449	$9,624,373

		$9,624,373

Internet Software & Services — 7.3%
Alphabet, Inc., Class C(1)	31,339	$21,689,722
eBay, Inc.(1)	352,178	8,244,487
Facebook, Inc., Class A(1)	78,264	8,944,010

		$38,878,219

IT Services — 3.9%
Fiserv, Inc.(1)	55,322	$6,015,161
Genpact, Ltd.(1)	258,790	6,945,924
International Business Machines Corp.	24,607	3,734,851
Visa, Inc., Class A	55,332	4,103,974

		$20,799,910

Media — 3.9%
Time Warner, Inc.	161,159	$11,851,633
Walt Disney Co. (The)	90,655	8,867,872

		$20,719,505

Multi-Utilities — 1.7%
Sempra Energy	77,624	$8,850,689

		$8,850,689

Oil, Gas & Consumable Fuels — 6.2%
Anadarko Petroleum Corp.	86,280	$4,594,410
Chevron Corp.	77,820	8,157,871
EOG Resources, Inc.	58,147	4,850,623
Occidental Petroleum Corp.	132,508	10,012,304
Royal Dutch Shell PLC, Class B	207,612	5,736,023

		$33,351,231

Pharmaceuticals — 6.8%
Eli Lilly & Co.	68,699	$5,410,046
Jazz Pharmaceuticals PLC(1)	28,431	4,017,584
Johnson & Johnson	141,106	17,116,158
Teva Pharmaceutical Industries, Ltd. ADR	193,125	9,700,669

		$36,244,457

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 4.0%
Equity Residential	166,767	$11,486,911
Federal Realty Investment Trust	58,558	9,694,277

		$21,181,188

Road & Rail — 1.1%
Norfolk Southern Corp.	69,188	$5,889,974

		$5,889,974

Semiconductors & Semiconductor Equipment — 3.0%
Broadcom, Ltd.	27,728	$4,308,931
Intel Corp.	161,466	5,296,085
NXP Semiconductors NV(1)	30,702	2,405,195
Texas Instruments, Inc.	68,346	4,281,877

		$16,292,088

Software — 2.5%
Mentor Graphics Corp.	328,732	$6,988,842
Verint Systems, Inc.(1)	185,439	6,143,594

		$13,132,436

Specialty Retail — 2.9%
Lowe’s Cos., Inc.	157,642	$12,480,517
Sally Beauty Holdings, Inc.(1)	105,910	3,114,813

		$15,595,330

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	157,556	$15,062,354

		$15,062,354

Tobacco — 3.2%
Philip Morris International, Inc.	85,688	$8,716,184
Reynolds American, Inc.	152,541	8,226,536

		$16,942,720

Total Common Stocks (identified cost $471,771,861)		$522,149,938

12	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$13,119	$13,119,213

Total Short-Term Investments (identified cost $13,119,213)		$13,119,213

Total Investments — 100.4% (identified cost $484,891,074)		$535,269,151

Other Assets, Less Liabilities — (0.4)%		$(1,983,126)

Net Assets — 100.0%		$533,286,025

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

Abbreviations:

ADR	–	American Depositary Receipt

13	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $471,771,861)	$522,149,938
Affiliated investment, at value (identified cost, $13,119,213)	13,119,213
Cash	17,988
Dividends receivable	775,466
Interest receivable from affiliated investment	3,837
Receivable for investments sold	16,929,411
Tax reclaims receivable	109,810
Total assets	$553,105,663

Liabilities
Payable for investments purchased	$19,488,702
Payable to affiliates:
Investment adviser fee	254,637
Trustees’ fees	5,430
Accrued expenses	70,869
Total liabilities	$19,819,638
Net Assets applicable to investors’ interest in Portfolio	$533,286,025

Sources of Net Assets
Investors’ capital	$482,909,626
Net unrealized appreciation	50,376,399
Total	$533,286,025

14	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends (net of foreign taxes, $40,932)	$5,138,185
Interest allocated from affiliated investment	23,439
Expenses allocated from affiliated investment	(781)
Total investment income	$5,160,843

Expenses
Investment adviser fee	$1,378,136
Trustees’ fees and expenses	12,271
Custodian fee	61,582
Legal and accounting services	21,607
Miscellaneous	8,226
Total expenses	$1,481,822

Net investment income	$3,679,021

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,188,035)
Investment transactions allocated from affiliated investment	55
Foreign currency transactions	(8,596)
Net realized loss	$(1,196,576)
Change in unrealized appreciation (depreciation) —
Investments	$12,981,321
Foreign currency	1,222
Net change in unrealized appreciation (depreciation)	$12,982,543

Net realized and unrealized gain	$11,785,967

Net increase in net assets from operations	$15,464,988

15	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$3,679,021	$3,469,200
Net realized gain (loss) from investment and foreign currency transactions	(1,196,576)	15,815,449
Net change in unrealized appreciation (depreciation) from investments and foreign currency	12,982,543	(5,535,887)
Net increase in net assets from operations	$15,464,988	$13,748,762
Capital transactions —
Contributions	$149,246,580	$140,928,255
Withdrawals	(27,065,047)	(12,114,450)
Portfolio transaction fee	147,603	—
Net increase in net assets from capital transactions	$122,329,136	$128,813,805

Net increase in net assets	$137,794,124	$142,562,567

Net Assets
At beginning of period	$395,491,901	$252,929,334
At end of period	$533,286,025	$395,491,901

16	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Supplementary Data

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.64	%(2)	0.70%	0.71%	0.73%	0.73%	0.73%
Net investment income	1.60	%(2)	1.16%	1.07%	0.93%	1.21%	1.25%
Portfolio Turnover	64	%(3)	96%	109%	90%	91%	64%

Total Return	2.49	%(3)	4.88%	12.56%	33.50%	16.18%	(1.55)%

Net assets, end of period (000’s omitted)	$533,286		$395,492	$252,929	$237,133	$188,806	$204,506

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

17	See Notes to Financial Statements.

Stock Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2016, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 19.4%, 1.9% and 78.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

18

Stock Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and or/other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statement of Changes in Net Assets.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR effective January 1, 2016, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2016, the Portfolio’s investment adviser fee amounted to $1,378,136 or 0.60% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $410,128,620 and $293,254,082, respectively, for the six months ended June 30, 2016.

19

Stock Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$485,815,384

Gross unrealized appreciation	$55,642,543
Gross unrealized depreciation	(6,188,776)

Net unrealized appreciation	$49,453,767

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Stock Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

At June 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$60,845,826	$—		$—	$60,845,826
Consumer Staples	56,031,256	—		—	56,031,256
Energy	33,477,883	5,736,023		—	39,213,906
Financials	81,087,806	—		—	81,087,806
Health Care	77,379,895	—		—	77,379,895
Industrials	54,021,454	—		—	54,021,454
Information Technology	104,165,007	—		—	104,165,007
Materials	14,548,637	—		—	14,548,637
Telecommunication Services	15,797,750	—		—	15,797,750
Utilities	19,058,401	—		—	19,058,401

Total Common Stocks	$516,413,915	$5,736,023	*	$—	$522,149,938

Short-Term Investments	$—	$13,119,213		$—	$13,119,213

Total Investments	$516,413,915	$18,855,236		$—	$535,269,151

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Eaton Vance

Stock NextShares

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 9, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance Stock NextShares (the “NextShares Fund”) with Eaton Vance Management (the “Adviser”).

Prior to voting its approval of the investment advisory agreement, the Board received information from the Adviser and its affiliate, Boston Management and Research (together, “Eaton Vance”), that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by Eaton Vance for the February 9, 2015 meeting relating specifically to the NextShares Fund, as well as information furnished for prior meetings of the Board and its committees, including meetings of a working group of the Board established specifically to assist the Board in evaluating the terms of the investment advisory agreement of the NextShares Fund and of other similar funds. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds, including an existing Eaton Vance Fund (the “Existing Fund”) with the same investment objective, investment strategies, portfolio managers and contractual management fee rates as those of the NextShares Fund. The Board considered differences in the operations and expenses of the NextShares Fund as compared to the Existing Fund.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees payable by the Existing Fund with the fees payable by comparable funds identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing the total expense ratio, and its components, of the Existing Fund with those of comparable funds;

•	Data comparing the total expense ratio of the NextShares Fund with the expense ratios of the Existing Fund and comparable funds;

•	A report from an independent data provider comparing the investment performance of the Existing Fund to the investment performance of comparable funds over various time periods;

•	Data comparing the investment performance of the Existing Fund with the performance of benchmark indices over various time periods;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the NextShares Fund;

•	Profitability analyses for Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates;

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the NextShares Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

22

Eaton Vance

Stock NextShares

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the NextShares Fund’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement for the NextShares Fund. The conclusions reached with respect to the investment advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the NextShares Fund, the Board evaluated the nature, extent and quality of services to be provided to the NextShares Fund by the Adviser. The Board noted that the NextShares Fund is expected to invest substantially all of its assets in the Stock Portfolio (the “Portfolio”), which has the same investment objective, investment strategies, portfolio managers and contractual management fee rates as the NextShares Fund. The Board also noted that, under the terms of the investment advisory agreement, the Adviser will receive no separate fee from the NextShares Fund with respect to assets that are invested in the Portfolio but that the Adviser would receive fees from the Portfolio with respect to such assets.

The Board considered Eaton Vance’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the NextShares Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the NextShares Fund, including the provision of administrative services.

The Board considered the special attributes of the NextShares Fund relative to a traditional mutual fund and the benefits that are expected to be realized by investors electing to invest in the NextShares Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by the Adviser and its affiliates in developing an infrastructure necessary to support the on-going operations of the NextShares Fund and in obtaining regulatory approvals necessary to commence operations of the NextShares Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the NextShares Fund had not yet commenced operations when the contract was approved, it had no performance record. As indicated above, however, the Board did consider the investment performance of the Existing Fund in approving the investment advisory agreement for the NextShares Fund.

Management Fees and Expenses

The Board considered contractual fee rates payable by the NextShares Fund for advisory and administrative services (referred to collectively as “management fees”), as well as the management fees payable by the Existing Fund, which are the same. As part of its review, the Board considered the management fees and total expense ratios of the Existing Fund and the NextShares Fund, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered the fee that the NextShares Fund will pay to Eaton Vance for providing services required to operate the NextShares Fund in accordance with relevant regulatory approvals.

23

Eaton Vance

Stock NextShares

June 30, 2016

Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to the NextShares Fund for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Existing Fund and to the Portfolio. The Board considered the level of profits realized without regard to revenue sharing or other payments made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Existing Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the NextShares Fund, the profits expected to be realized by the Adviser and its affiliates with respect to the NextShares Fund will be reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the NextShares Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the NextShares Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that, assuming reasonably foreseeable increases in the assets of the NextShares Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the NextShares Fund to benefit from economies of scale in the future.

24

Eaton Vance

Stock NextShares

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Stock NextShares

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Stock Portfolio

Charles B. Gaffney

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Stock NextShares and Stock Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your financial advisor may household the mailing of your documents indefinitely unless you instruct your financial advisor otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser of Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Stock NextShares

Eaton Vance Management

Two International Place

Boston, MA 02110

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22456    6.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and
3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 18, 2016

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 18, 2016